Reserves - Disclosure of Long Term Investment Revaluation Reserve (Detail) - USD ($) $ in Thousands		3 Months Ended								6 Months Ended
		Jun. 30, 2022		Mar. 31, 2022		Jun. 30, 2021		Mar. 31, 2021		Jun. 30, 2022	Dec. 31, 2021		Jun. 30, 2021
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Unrealized gain (loss) on LTIs		$ (33,525)	[1]	$ (103)	[1]	$ (2,805)	[1]	$ (2,354)	[1]	$ (33,629)	$ (11,155)	[1]	$ (5,159)
Reallocate reserve to retained earnings upon disposal of LTIs		0				0				0			60,530
LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(65,689)		(65,586)		(40,338)		15,135		(65,586)	(43,143)		15,135
Unrealized gain (loss) on LTIs	[2]	(33,525)		(103)		(2,805)		(2,354)			(11,155)
Reallocate reserve to retained earnings upon disposal of LTIs	[2]							(53,119)			(11,288)
Long-term investment revaluation reserve at end of period		(99,214)		(65,689)		(43,143)		(40,338)		(99,214)	(65,586)		(43,143)
Change in Fair Value [Member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(65,384)		(65,475)		(38,644)		22,103		(65,475)	(40,970)		22,103
Unrealized gain (loss) on LTIs	[2]	(33,874)		91		(2,326)		(217)			(11,457)
Reallocate reserve to retained earnings upon disposal of LTIs	[2]							(60,530)			(13,048)
Long-term investment revaluation reserve at end of period		(99,258)		(65,384)		(40,970)		(38,644)		(99,258)	(65,475)		(40,970)
Deferred Tax Recovery Expense [member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(305)		(111)		(1,694)		(6,968)		(111)	(2,173)		(6,968)
Unrealized gain (loss) on LTIs	[2]	349		(194)		(479)		(2,137)			302
Reallocate reserve to retained earnings upon disposal of LTIs	[2]							7,411			1,760
Long-term investment revaluation reserve at end of period		$ 44		$ (305)		$ (2,173)		$ (1,694)		$ 44	$ (111)		$ (2,173)

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.
[2]	LTIs refers to long-term investments in common shares held.